Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement [LineItems]
Net earnings	$ 1,068	$ 126	$ 6,104	$ 319
Items that have been or may be subsequently reclassified to net earnings:
Cash flow hedges adjustments to net earnings	(17)	(37)	(32)	(34)
Cash flow hedges adjustments to equity	15	17	24	14
Foreign currency translation adjustments to equity	27	22	32	(195)
Share of other comprehensive income (loss) in equity method investments	0	54	(98)	(47)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	0	(14)	23	11
Other comprehensive income that will be reclassified to profit or loss, net of tax	25	42	(51)	(251)
Items that will not be reclassified to net earnings:
Fair value adjustments on financial assets	7	13	5	5
Remeasurement on defined benefit pension plans	37	65	133	23
Related tax expense on remeasurement on defined benefit pension plans	(14)	(15)	(37)	(2)
Share of other comprehensive income (loss) in equity method investments	0	3	0	(3)
Related tax (expense) benefit on share of other comprehensive income (loss) in equity method investments	0	(1)	0	1
Other comprehensive income that will not be reclassified to profit or loss, net of tax	30	65	101	24
Other comprehensive income (loss)	55	107	50	(227)
Total comprehensive income	1,123	233	6,154	92
Comprehensive income (loss) for the period attributable to:
Total comprehensive income	1,123	233	6,154	92
Continuing Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	1,127	238	6,155	95
Discontinued Operations [member]
Comprehensive income (loss) for the period attributable to:
Common shareholders	$ (4)	$ (5)	$ (1)	$ (3)